Note 22 - Changes in Equity - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance		R$ 62,556.0	R$ 57,454.8	R$ 47,564.2
Gains/(losses) on translation of foreign operations		7,686.2	(522.5)	1,766.6
Cash flow hedges		101.4	(131.2)	493.7
Actuarial gains/(losses)		(258.0)	(106.3)	25.7
Total comprehensive income		19,261.5	11,428.4	13,633.7
Gains/(losses) on controlling interest		0.9	78.3	(46.0)	[1]
Tax on deemed dividends		(5.9)	(4.6)	(7.4)
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		75,151.2	62,556.0	57,454.8
Carrying value adjustments, translation reserves [member]
Statement Line Items [Line Items]
Balance		3,583.4	4,089.2
Gains/(losses) on translation of foreign operations		7,493.1	(505.8)
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income		7,493.1	(505.8)
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		11,076.5	3,583.4	4,089.2
Carrying value adjustments, cash flow hedge [member]
Statement Line Items [Line Items]
Balance		645.1	777.3
Gains/(losses) on translation of foreign operations
Cash flow hedges		99.4	(132.2)
Actuarial gains/(losses)
Total comprehensive income		99.4	(132.2)
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		744.5	645.1	777.3
Carrying value adjustments, actuarial gains/losses [member]
Statement Line Items [Line Items]
Balance		(1,221.0)	(1,116.2)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)		(252.3)	(104.8)
Total comprehensive income		(252.3)	(104.8)
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		(1,473.3)	(1,221.0)	(1,116.2)
Carrying value adjustments, put option granted on subsidiary [member]
Statement Line Items [Line Items]
Balance	[2]	(50.2)	(120.2)
Gains/(losses) on translation of foreign operations	[2]
Cash flow hedges	[2]
Actuarial gains/(losses)	[2]
Total comprehensive income	[2]
Options granted on subsidiaries	[2]	45.2	70.0
Gains/(losses) on controlling interest	[2]
Tax on deemed dividends	[2]
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting	[2]
Balance	[2]	(5.0)	(50.2)	(120.2)
Carrying value adjustments, gains (losses) of non-controlling interest's share [member]
Statement Line Items [Line Items]
Balance	[2]	14.5	19.6
Gains/(losses) on translation of foreign operations	[2]
Cash flow hedges	[2]
Actuarial gains/(losses)	[2]
Total comprehensive income	[2]
Options granted on subsidiaries	[2]	(82.6)
Gains/(losses) on controlling interest	[2]	0.4	(0.5)
Tax on deemed dividends	[2]	(5.9)	(4.6)
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting	[2]
Balance	[2]	(73.6)	14.5	19.6
Carrying value adjustments, business combination [member]
Statement Line Items [Line Items]
Balance		156.1	156.1
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Balance		156.1	156.1	156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
Statement Line Items [Line Items]
Balance		(75,402.4)	(75,390.6)
Gains/(losses) on translation of foreign operations
Cash flow hedges
Actuarial gains/(losses)
Total comprehensive income
Options granted on subsidiaries
Gains/(losses) on controlling interest
Tax on deemed dividends
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting		(11.8)	(11.8)
Balance		(75,414.2)	(75,402.4)	(75,390.6)
Carrying value adjustments [member]
Statement Line Items [Line Items]
Balance		(72,274.5)	(71,584.8)	(74,966.6)
Gains/(losses) on translation of foreign operations		7,493.1	(505.8)	1,643.7
Cash flow hedges		99.4	(132.2)	495.9
Actuarial gains/(losses)		(252.3)	(104.8)	24.8
Total comprehensive income		7,340.2	(742.8)	2,164.4
Options granted on subsidiaries		(37.4)	70.0
Gains/(losses) on controlling interest		0.4	(0.5)	1,042.5	[1]
Tax on deemed dividends		(5.9)	(4.6)	(7.4)
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting		(11.8)	(11.8)	(75.9)
Balance		R$ (64,989.0)	R$ (72,274.5)	R$ (71,584.8)

[1]	Of this amount, R$1,035.2 refers to the renegotiation of the shareholders' agreement from Tenedora to acquire 30% of the issued capital as at January 18, 2018.
[2]	Adjusted balances for comparative purposes.